SHAREHOLDERS' EQUITY (Summary of the activity of Stock Option plan) (Details) - 2012 Plan [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	49.10%
Expected option life (in years)	4 years 7 months 6 days	4 years 7 months 6 days
Risk free interest rate	4.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		48.00%	48.40%
Expected option life (in years)			1 year
Risk free interest rate		3.71%	0.63%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		54.80%	54.48%
Expected option life (in years)			5 years
Risk free interest rate		4.54%	4.04%